EMPLOYEE RETIREMENT BENEFITS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Retirement Benefits [Abstract]
Employee benefit contributions	$ 111,493	$ 107,970	$ 52,374